Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31

(add 000)	2017	2016
Land and land improvements	$974,622	$915,158
Mineral reserves and interests	1,162,289	1,114,560
Buildings	154,564	151,115
Machinery and equipment	4,006,619	3,766,975
Construction in progress	199,973	167,722
	6,498,067	6,115,530
Less accumulated depreciation, depletion and amortization	(2,905,254)	(2,692,135)
Total	$3,592,813	$3,423,395

The gross asset value and accumulated amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2017	2016
Machinery and equipment under capital leases	$23,919	$23,117
Less accumulated amortization	(11,243)	(8,077)
Total	$12,676	$15,040

Depreciation, depletion and amortization expense related to property, plant and equipment was $279,808,000, $268,935,000 and $246,874,000 for the years ended December 31, 2017, 2016 and 2015, respectively. Depreciation, depletion and amortization expense includes amortization of machinery and equipment under capital leases.

Interest cost of $3,616,000, $3,543,000 and $5,832,000 was capitalized during 2017, 2016 and 2015, respectively.

At December 31, 2017 and 2016, $57,665,000 and $58,332,000, respectively, of the Building Materials business’ net property, plant and equipment were located in foreign countries, namely the Bahamas and Canada.